Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - IBOR reform - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 6,413,555	£ 12,850,082
GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	423,660	2,734,692
USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	5,449,603	6,654,816
EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	7,811	1,096,590
JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	263,180	1,940,722
CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	37,296	179,305
Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	232,005	243,957
OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,737,920	4,705,142
OTC derivatives | Interest rate derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	240,183	592,827
OTC derivatives | Interest rate derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,283,236	2,832,802
OTC derivatives | Interest rate derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	7,811	457,844
OTC derivatives | Interest rate derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	140,357	754,206
OTC derivatives | Interest rate derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	4,396	25,681
OTC derivatives | Interest rate derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	61,937	41,782
OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	802,299	870,905
OTC derivatives | Foreign exchange derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	183,477	155,285
OTC derivatives | Foreign exchange derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	461,680	589,334
OTC derivatives | Foreign exchange derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
OTC derivatives | Foreign exchange derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	122,823	93,108
OTC derivatives | Foreign exchange derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	32,900	31,257
OTC derivatives | Foreign exchange derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1,419	1,921
OTC derivatives | Equity derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	9,949	14,896
OTC derivatives | Equity derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,845
OTC derivatives | Equity derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	9,949	7,946
OTC derivatives | Equity derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	544
OTC derivatives | Equity derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,929
OTC derivatives | Equity derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	491
OTC derivatives | Equity derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	2,141
Cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,397,048	6,622,758
Cleared by central counterparty | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,684,553
Cleared by central counterparty | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,228,399	2,891,029
Cleared by central counterparty | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	638,202
Cleared by central counterparty | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,091,479
Cleared by central counterparty | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	119,382
Cleared by central counterparty | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	168,649	198,113
Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	466,339	636,381
Exchange traded derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	300,182
Exchange traded derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	466,339	333,705
Exchange traded derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
Exchange traded derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
Exchange traded derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	2,494
Exchange traded derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 0	£ 0